Income Taxes	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Income Taxes
16.	INCOME TAXES

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	For the year ended December 31	For the fifteen months ended December 31,
	2017 $	2016 $
Loss for the period	(33,250)	(27,724)
Expected income tax recovery	(8,645)	(7,208)
Items not deductible for income tax purposes	3,612	1,010
Loss of sale of 50% interest in Minera Exar	-	3,278
Effect of change in deferred income tax rate	3,964	-
Effect of lower (higher) tax rate in foreign jurisdiction	(25)	(647)
Change in unrecognized deferred tax assets and other	1,094	3,567
Deferred income tax (expense)/recovery	-	-

16.	INCOME TAXES (continued)

The significant components of the Company's unrecognized deferred tax assets are as follows:

	December 31, 2017 $	December 31, 2016 $
Tax loss carryforwards	14,359	12,634
Exploration and evaluation assets	124	1,350
Financing costs	573	424
Capital assets	238	607
Other	564	94
Unrecognized deferred tax assets	15,858	15,108

The Company has Canadian non-capital loss carryforwards of CDN$33,500 (2016 - CDN$24,200) and in the US of approximately $34,500 (2016 - $22,700) expiring between 2028 – 2037 which are available to reduce taxable income in Canada and the US respectively.